RELATED PARTIES - Transactions With Related Parties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Sales and others, related parties	R$ 110.3	R$ 269.1	R$ 90.4
Sales/service fees/reimbursement of expenses and others, related parties	116.1	14.8	3.6
Buying and others, related parties	(2,668.6)	(3,250.7)	(3,725.9)
Buying/service fees/reimbursement of expenses and others, related parties	(7.0)	(36.9)	(38.9)
Net finance cost, related parties	184.3	247.9	42.5
Trade receivables, related parties	236.7	290.7
Other trade receivables, related parties	19.0	24.8
Dividends receivables	1.0
Noncurrent trade payables, related parties	(199.9)	(343.6)
Current trade payables, related parties	(1,916.5)	(830.4)
Anheuser-Busch InBev N.V. [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	0.1	0.1	0.7
Sales/service fees/reimbursement of expenses and others, related parties	97.2	5.2
Buying and others, related parties	(143.3)	(117.3)	(180.3)
Buying/service fees/reimbursement of expenses and others, related parties	(0.5)	(8.5)	(10.7)
Net finance cost, related parties	64.0	208.7
Trade receivables, related parties	139.2	142.7
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(21.5)	(82.0)
Anheuser-Busch Package [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties	(235.5)	(356.8)	(286.7)
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Noncurrent trade payables, related parties
Current trade payables, related parties	(110.2)	(79.3)
Anheuser-Busch Procurement [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties
Buying/service fees/reimbursement of expenses and others, related parties		(18.1)	(16.1)
Net finance cost, related parties	(0.5)
Anheuser-Busch Inbev USA LLC [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	35.3	25.5	32.1
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties	(915.9)	(1,129.7)	(1,209.9)
Buying/service fees/reimbursement of expenses and others, related parties	(3.1)	(3.2)	(3.9)
Net finance cost, related parties	(0.2)		0.3
Trade receivables, related parties	27.1	71.1
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(209.6)	(237.7)
Bavaria S.A. [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	72.3	32.0	30.9
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties	(56.7)	(56.7)	(57.0)
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Trade receivables, related parties	10.4	13.9
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(30.2)	(6.9)
Cerveceria Modelo de Mexico S. de R.L. de C.V. [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	0.9	124.4	0.8
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties	(1,234.9)	(1,323.6)	(1,708.2)
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Trade receivables, related parties	11.2	12.0
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(1,497.9)	(345.5)
Cervecerias Peruanas [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties		1.7	3.2
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties	(7.8)	(49.6)	(32.9)
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Trade receivables, related parties		0.9
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(7.9)	(46.4)
Inbev Belgium N.V. [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties	(41.9)	(129.8)	(107.9)
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Trade receivables, related parties	1.4	1.0
Other trade receivables, related parties	19.0	23.9
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(8.7)	(12.2)
Interbrew International B.V. [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties	120.0	37.3	42.2
Noncurrent trade payables, related parties	(199.9)	(343.6)
Current trade payables, related parties
Other related parties [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	1.7	84.8	19.5
Sales/service fees/reimbursement of expenses and others, related parties	18.9	9.6	3.6
Buying and others, related parties	(32.6)	(87.2)	(143.0)
Buying/service fees/reimbursement of expenses and others, related parties	(3.4)	(7.1)	(8.2)
Net finance cost, related parties	1.0	1.9
Trade receivables, related parties	22.5	19.9
Other trade receivables, related parties		0.9
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(28.1)	(14.7)
Ambev Peru [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties		0.6	3.2
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Anheuser-Busch Africa [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	3.7	1.6
Other trade receivables, related parties
Dividends receivables
Anheuser-Busch Inbev Services LLC [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	17.2	23.7
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(2.4)	(5.7)
Panam? Holding [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	4.0	3.9
Other trade receivables, related parties
Dividends receivables	R$ 1.0